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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/95


Institutional Investment Manager:

BOSTON SAFE DEPOSIT & TRUST COMPANY OF CALIFORNIA
ONE CALIFORNIA PLAZA
LOS ANGELES                                       CA            90071-0000




Name, Title and Telephone Number of Person Submitting Report:

    MARILYN K. KOLB                SECRETARY                    617-722-7610


Signature, Place and Date of Signing:

/s/ MARILYN K. KOLB                BOSTON                       MA    02/05/96


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620





























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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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